Schedule of Investments (unaudited)
June 30, 2025
iShares® Residential and Multisector Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Health Care REITs — 40.3%
Alexandria Real Estate Equities, Inc.	326,275	$ 23,697,353
American Healthcare REIT, Inc.	299,754	11,012,962
CareTrust REIT, Inc.	355,725	10,885,185
Community Healthcare Trust, Inc.	51,429	855,264
Diversified Healthcare Trust	412,589	1,477,069
Global Medical REIT, Inc.	120,099	832,286
Healthcare Realty Trust, Inc.	624,195	9,899,733
Healthpeak Properties, Inc.	1,318,582	23,088,371
LTC Properties, Inc.	85,760	2,968,154
Medical Properties Trust, Inc.	949,225	4,091,160
National Health Investors, Inc.	87,035	6,102,894
Omega Healthcare Investors, Inc.	546,259	20,020,392
Sabra Health Care REIT, Inc.	447,675	8,255,127
Sila Realty Trust, Inc.	104,914	2,483,314
Universal Health Realty Income Trust	24,233	968,593
Ventas, Inc.	653,651	41,278,061
Welltower, Inc.	981,613	150,903,366
		318,819,284
Residential REITs — 41.3%
American Homes 4 Rent, Class A	649,918	23,442,542
Apartment Investment & Management Co., Class A	248,152	2,146,515
AvalonBay Communities, Inc.	213,057	43,357,099
BRT Apartments Corp.	20,361	318,446
Camden Property Trust	204,448	23,039,245
Centerspace	31,667	1,906,037
Elme Communities	165,913	2,638,017
Equity LifeStyle Properties, Inc.	360,576	22,236,722
Equity Residential	518,915	35,021,573
Essex Property Trust, Inc.	121,233	34,357,432
Independence Realty Trust, Inc.	437,874	7,745,991
Invitation Homes, Inc.	1,070,976	35,128,013
Security	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	221,336	$ 32,759,941
NexPoint Residential Trust, Inc.	42,258	1,408,036
Sun Communities, Inc.	240,345	30,401,239
UDR, Inc.	628,426	25,658,634
UMH Properties, Inc.	147,187	2,471,270
Veris Residential, Inc.	148,412	2,209,855
		326,246,607
Specialized REITs — 17.8%
CubeSmart	430,582	18,299,735
Extra Space Storage, Inc.	315,619	46,534,866
National Storage Affiliates Trust	133,966	4,285,572
Public Storage	236,627	69,431,094
Smartstop Self Storage REIT, Inc.	53,185	1,926,893
		140,478,160
Total Long-Term Investments — 99.4% (Cost: $889,037,337)		785,544,051
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	1,413,350	1,413,350
Total Short-Term Securities — 0.2% (Cost: $1,413,350)		1,413,350
Total Investments — 99.6% (Cost: $890,450,687)		786,957,401
Other Assets Less Liabilities — 0.4%		3,338,252
Net Assets — 100.0%		$ 790,295,653

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 7,772,017	$ —	$ (7,770,638)(b)	$ (1,271)	$ (108)	$ —	—	$ 5,920 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,770,542	—	(357,192)(b)	—	—	1,413,350	1,413,350	15,082	—
				$ (1,271)	$ (108)	$ 1,413,350		$ 21,002	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Residential and Multisector Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	135	09/19/25	$ 4,899	$ (6,005)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 785,544,051	$ —	$ —	$ 785,544,051
Short-Term Securities
Money Market Funds	1,413,350	—	—	1,413,350
	$ 786,957,401	$ —	$ —	$ 786,957,401
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (6,005)	$ —	$ —	$ (6,005)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust